Employee benefits (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Amount recognized in other comprehensive income	$ (33,385)	$ 4,094	$ 541
Benefit obligation [Member]
Disclosure of net defined benefit liability (asset) [line items]
Actuarial gains recognized in other comprehensive income	(38,205)	2,383	5,019
Return on plan assets adjustment	4,672	1,711	(4,478)
Adjustments for translation	148
Amount recognized in other comprehensive income	$ (33,385)	$ 4,094	$ 541